EQUITY ISSUANCES	3 Months Ended	12 Months Ended
	May 31, 2017	Feb. 28, 2017
Equity [Abstract]
EQUITY ISSUANCES

Common stock financing – the 2016 Unit Private Placement

During the three months ended May 31, 2016, the Company entered into a subscription agreement pursuant to a private placement (the “2016 Unit Private Placement”) with a number of accredited investors pursuant to which the Company issued an aggregate of 20 units consisting of an aggregate of 100,000 shares of common stock and five-year warrants to purchase 50,000 shares of common stock at a purchase price of $3.00 per share (the “Warrants”) for an aggregate purchase price of $200,000. After deducting placement agent fees and other offering expenses, including legal expenses, net proceeds amounted to approximately $126,000. Additionally, the Company issued an aggregate of 10,000 placement agent warrants in substantially the same form as the Warrants.

Registration Rights Agreement

Pursuant to a registration rights agreement entered into by the parties, the Company agreed to file a registration statement with the SEC providing for the resale of the shares of common stock and the shares of common stock underlying the Warrants issued pursuant to the 2016 Unit Private Placement on or before the date which is forty-five (45) days after the date of the final closing of the 2016 Unit Private Placement.  The Company will use its commercially reasonable efforts to cause the registration statement to become effective within one hundred fifty (150) days from the filing date. The Company has received a waiver from a majority of the 2016 Unit Private Placement investors extending the filing date of the registration statement to no later than December 15, 2016. The Company filed the Registration Statement on Form S-1 with the SEC on December 14, 2016, which was declared effective by the SEC on January 5, 2017.

Deemed Dividend due to Conversion Price Adjustment

During the three months ended May 31, 2016, as a result of the adjustment of the Series B Conversion Price from $8.25 to $2.00 per share due to the 2016 Unit Private Placement, the Company recorded a non-cash deemed dividend, amounting to approximately $708,000. The expense was measured at the intrinsic value of the beneficial conversion feature for each issuance of Series B Preferred Stock in the Series B Preferred private placement and was limited to the amount of Series B Preferred Stock allocated proceeds less previously recognized beneficial conversion features.

Issuances of common stock for services

During the three months ended May 31, 2016, the Company issued an aggregate of 25,000 shares of common stock to a consultant for services that vested over a two-month term and to settle $32,000 of accounts payable. The fair value of the shares amounted to approximately $46,000 on the grant date, of which approximately $14,000 was recognized into general and administrative expense during the three months ended May 31, 2016.

During the three months ended May 31, 2017, the Company issued an aggregate of 100,000 shares of common stock to members of its Board that vested immediately. The fair value of the shares amounted to approximately $130,000 on the grant date, which was recognized into general and administrative expense during the three months ended May 31, 2017.

Common stock financing – the 2016 Unit Private Placement

During the year ended February 28, 2017, the Company entered into a subscription agreement pursuant to a private placement (the “2016 Unit Private Placement”) with a number of accredited investors pursuant to which the Company issued units for an offering price of $10,000 per unit, with each unit consisting of (i) 5,000 shares of its common stock, and (ii) five-year warrants (the “Unit Warrants”) to purchase 2,500 shares of common stock at an exercise price of $3.00 per share.

During the year ended February 28, 2017, the Company issued an aggregate of 49.5 units consisting of an aggregate of 247,500 shares of common stock and 123,750 Unit Warrants for an aggregate purchase price of $495,000. After deducting placement agent fees and other offering expenses, including legal expenses, net proceeds amounted to approximately $390,000. Additionally, the Company issued an aggregate of 24,750 placement agent warrants in substantially the same form as the Unit Warrants.

Registration Rights Agreement

Pursuant to a registration rights agreement entered into by the parties, the Company agreed to file a registration statement with the SEC providing for the resale of the shares of common stock and the shares of common stock underlying the Unit Warrants issued pursuant to the 2016 Unit Private Placement on or before the date which is forty-five (45) days after the date of the final closing of the 2016 Unit Private Placement. The Company will use its commercially reasonable efforts to cause the registration statement to become effective within one hundred fifty (150) days from the filing date. The Company has received a waiver from a majority of the 2016 Unit Private Placement investors extending the filing date of the registration statement to no later than December 15, 2016. The Company filed the Registration Statement on Form S-1 with the SEC on December 14, 2016.

Most Favored Nation Exchange – the MFN Exchange

On July 12, 2016, the Company and one Series B Preferred Stock shareholder (the “Exchange Purchaser”) entered into an exchange agreement effective July 1, 2016 (the “Exchange Agreement”) whereby the Exchange Purchaser elected to exercise their Most Favored Nation exchange right into the securities offered pursuant to the 2016 Unit Private Placement (the “MFN Exchange”). Accordingly, the Exchange Purchaser tendered all of their 19.4837 shares of Series B Preferred Stock and approximately $2,000 of accrued and unpaid dividends for an aggregate exchange amount of approximately $109,000, plus 9,000 Series A Warrants with an exercise price of $10.50 per share originally issued in connection with the Series B Private Placement for an aggregate of 54,652 shares of common stock and Unit Warrants to purchase 27,326 shares of common stock at an exercise price of $3.00 per share. Additionally, the parties entered into a joinder agreement, and the Exchange Purchaser was granted all rights and benefits under the 2016 Unit Private Placement financing agreements.

The Company analyzed and determined that the MFN Exchange is a contingent beneficial conversion feature that should be recognized upon the occurrence of the contingent event based on its intrinsic value at the commitment date. Since the Company had fully recognized all allocated proceeds of the Series B Preferred Stock in previously recognized beneficial conversion features, no beneficial conversion was recognized upon the exchange of the Series B Preferred Stock in the MFN Exchange.

For the year ended February 28, 2017, the Company has recorded a non-cash deemed dividend to Additional Paid-in Capital of approximately $29,000, in connection with the MFN Exchange equal to the excess fair value of the shares of common stock and Unit Warrants received over the carrying value of the exchanged shares of Series B Preferred and Series A Warrants

Common stock financing – Additional 2016 Unit Private Placement

During the year ended February 28, 2017, the Company entered into a subscription agreement (the “Additional 2016 Unit Subscription Agreement”) pursuant to a private placement (the “Additional 2016 Unit Private Placement”) whereby the Company may issue units for an offering price of $10,000 per unit, with each unit consisting of (i) 5,000 shares of its common stock at an effective price of $2.00 per share (the “Effective Price”), and (ii) five-year warrants (the “Additional Unit Warrants”) to purchase 2,500 shares of common stock at an exercise price of $3.00 per share. Pursuant to the Additional 2016 Unit Subscription Agreement, for the benefit of certain investors that would be deemed to have beneficial ownership in excess of 4.99% or 9.99%, the Company may issue shares of Series A-2 Preferred Stock in lieu of issuing shares of common stock to such investors.

Pursuant to the Additional 2016 Unit Subscription Agreement, for a period of one hundred eighty (180) days following the final closing of the Additional 2016 Unit Private Placement, the investors shall have “full-ratchet” anti-dilution price protection (the “Price Protection”) based on certain issuances by the Company of common stock or securities convertible into shares of common stock at an effective price per share less than the Effective Price (a "Down-round Issuance"), whereby the Company would be required to issue the investors additional shares of common stock and Additional Unit Warrants. On April 30, 2017, the Price Protection provision lapsed without the Company issuing any additional shares of common stock and additional Unit Warrants.

During the year ended February 28, 2017, the Company issued an aggregate of 260.25 units consisting of an aggregate of 818,250 shares of common stock, 48,300 shares of Series A-2 Preferred Stock convertible into 483,000 shares of common stock, and Additional Unit Warrants to purchase 650,625 shares of common stock, for an aggregate purchase price of approximately $2.6 million. After deducting placement agent fees and other offering expenses, including legal expenses, net proceeds amounted to approximately $2.4 million.

Additionally, in connection with the Additional 2016 Unit Private Placement, the Company issued placement agent warrants to purchase an aggregate of 108,958 shares of common stock in substantially the same form as the Additional Unit Warrants but without the Price Protection provision.

Exchange of Payables – the Company Payable Exchange

During the year ended February 28, 2017, the Company entered into the Additional 2016 Unit Subscription Agreement with certain accredited vendors of the Company in connection with the exchange (the “Company Payable Exchange”) of an aggregate of $65,000 of accounts payable into the Additional 2016 Unit Private Placement. Pursuant to the Company Payable Exchange, the Company issued an aggregate of 6.5 units consisting of an aggregate of 32,500 shares of common stock, and Additional Unit Warrants to purchase 16,250 shares of common stock in consideration for the cancellation of $65,000 of accounts payable in the aggregate. As a result of the Company Payable Exchange, the Company recognized a loss of approximately $62,000.

Exchange of Promissory Note – the Promissory Note Exchange

During the year ended February 28, 2017, the Company entered into the Additional 2016 Unit Subscription Agreement with the holder (the “Noteholder”) of the Promissory Note (as defined in Note 7) in connection with the exchange (the “Promissory Note Exchange”) of $600,000 principal amount of Promissory Notes plus $48,000 of accrued and unpaid interest into the Additional 2016 Unit Private Placement. In connection with the Promissory Note Exchange, the Company issued 64.8 units consisting of 230,000 shares of common stock, 9,400 shares of Series A-2 Preferred, convertible into 94,000 shares of common stock, and Additional Unit Warrants to purchase 162,000 shares of common stock in exchange for the cancellation of $600,000 principal amount plus $48,000 of accrued and unpaid interest of the Promissory Note (See Note 7).

Exchange of OID Notes – the OID Note Exchange

During the year ended February 28, 2017, the Company entered into the Additional 2016 Unit Subscription Agreement with certain holders of OID Notes (the “OID Noteholders”) in connection with the exchange (the “OID Note Exchange”) of an aggregate of $553,000 principal amount of OID Notes (the “OID Exchange Amount”) into the Additional 2016 Unit Private Placement. In connection with the OID Note Exchange, the Company issued an aggregate of 55.3 units consisting of 210,500 shares of common stock, 6,600 shares of Series A-2 Preferred, convertible into 66,000 shares of common stock and Additional Unit Warrants to purchase 138,250 shares of common stock in exchange for the cancellation of $553,000 of OID Notes (See Note 7).

Most Favored Nation Exchange – the Additional MFN Exchange

During the year ended February 28, 2017, the Company and certain Series B Preferred Stockholders (the “Additional Exchange Purchasers”) entered into exchange agreements (the “Exchange Agreements”) whereby the Additional Exchange Purchasers elected to exercise their Most Favored Nation exchange rights into the securities offered pursuant to the Additional 2016 Unit Private Placement (the “Additional MFN Exchange”). Accordingly, the Additional Exchange Purchasers tendered all of their 460.6480 shares of Series B Preferred Stock and approximately $68,000 of accrued and unpaid dividends for an aggregate exchange amount of approximately $2.6 million, plus 208,027 Series A Warrants with an exercise price of $10.50 per share originally issued in connection with the Series B Private Placement (as defined below) for an aggregate of 1,238,339 shares of common stock, 6,240.8 shares of Series A-2 Preferred Stock convertible into 62,408 shares of common stock, and Additional Unit Warrants to purchase 650,381 shares of common stock. Additionally, the parties entered into a joinder agreement, and the Exchange Purchasers were granted all rights and benefits under the Additional 2016 Unit Private Placement financing agreements.

The Company analyzed and determined that the Additional MFN Exchange is a contingent beneficial conversion feature that should be recognized upon the occurrence of the contingent event based on its intrinsic value at the commitment date. Since the Company had fully recognized all allocated proceeds of the Series B Preferred Stock in previously recognized beneficial conversion features, no beneficial conversion was recognized upon the exchange of the Series B Preferred Stock in the Additional MFN Exchange.

For the year ended February 28, 2017, the Company recorded a non-cash deemed dividend to Additional Paid-in Capital of approximately $2.3 million in connection with the Additional MFN Exchange equal to the excess fair value of the shares of common stock, shares of Series A-2 Preferred Stock and Additional Unit Warrants issued over the carrying value of the cancelled shares of Series B Preferred Stock and exchanged Series A Warrants.

Accounting for the Price Protection Provision

The Company analyzed the Price Protection provision for embedded derivatives that require bifurcation. The Company evaluated the Price Protection provision for both the issuance of additional shares of common stock and additional warrants in connection with a down-round issuance in accordance with ASC 480 and ASC 815. In connection with the potential issuance of additional shares of common stock, the Company concluded that since the embedded down-round feature is within the equity host contract, the embedded Price Protection provision would be considered clearly and closely related to the equity host under ASC 815-15-25-1(a) and that the Price Protection provision should not be bifurcated. In connection with the potential issuance of additional warrants, the Company concluded that the freestanding Additional Unit Warrants are not indexed to the Company’s common stock within the scope of ASC 815-40 and therefore was initially bifurcated and measured at fair value and recorded as a derivative liability in the Consolidated Balance Sheet. The derivative liability will be measured at fair value on an ongoing basis, with changes in fair value recognized in the statement of operations until the Price Protection provision lapses.

Registration Rights Agreement

Pursuant to a registration rights agreement entered into by the parties, the Company agreed to file a registration statement with the SEC providing for the resale of the shares of common stock and the shares of common stock underlying the Additional Unit Warrants issued pursuant to the Additional 2016 Unit Private Placement on or before the date which is forty-five (45) days after the date of the final closing of the Additional 2016 Unit Private Placement, which occurred on October 30, 2016. The Company will use its commercially reasonable efforts to cause the registration statement to become effective within one hundred fifty (150) days from the filing date. The Company filed the Registration Statement on Form S-1 with the SEC on December 14, 2016.

Issuances of common stock for services

During the year ended February 29, 2016, the Company issued an aggregate of 28,001 shares of common stock to consultants for services that vested immediately and 6,667 shares of common stock to a consultant for services that vested over 6 months. The weighted average fair value of these shares of common stock amounted to $4.96.

During the year ended February 29, 2016, the Company terminated a contract with a consultant whereby the consultant returned an aggregate of 4,222 shares of common stock previously issued to the consultant and the Company reduced stock-based expense in the amount of approximately $22,000.

During the year ended February 28, 2017, the Company issued an aggregate of 25,000 shares of common stock to a consultant for services that vested over a two-month term and to settle $32,000 of accounts payable. The fair value of the shares amounted to approximately $46,000 on the grant date.

During the year ended February 28, 2017 and February 29, 2016, the Company recognized approximately $14,000 and approximately $221,000, respectively, of share-based compensation related to common stock issued for services, all of which was recognized into general and administrative expense.

Settlement

During the year ended February 29, 2016, the Company entered into a settlement agreement to settle a dispute with two affiliated security holders in which the Company paid $150,000, in exchange for the cancellation of all Company securities held by such parties, which included an aggregate of 10,728 shares of common stock, 1,667 common stock purchase warrants with an exercise price of $31.50 and 5,001 common stock purchase warrants with an exercise price of $22.50. Additionally, the Company reimbursed $3,000 of legal expenses to the two affiliated security holders. The Company recorded the fair value of the instruments as a reduction of equity as equity instruments were cancelled and recognized a settlement expense of approximately $39,000 for the excess of the amount paid over the fair value of the cancelled equity instruments.

Series B preferred stock financing – the Series B Private Placement

The Company entered into an amended and restated securities purchase agreement (the “A&R Series B Purchase Agreement”) on March 27, 2015 and March 31, 2015 with a number of new and existing accredited investors (collectively, the “Series B Investors”) pursuant to which it sold approximately $2,131,000 of Series B Preferred Stock convertible into common stock at $8.25 per share in a private placement (the “Series B Private Placement”). In addition, pursuant to the A&R Series B Purchase Agreement, the Company issued series A warrants (the “Series A Warrants”) to purchase up to 193,708 shares of common stock at an initial exercise price per share of $10.50 to the Series B Investors. The Series A Warrants expire on March 31, 2020.

Pursuant to the closings of the Series B Private Placement on March 2015, the Company issued an aggregate of 387.4088 shares of Series B Preferred Stock convertible into 258,281 shares of common stock and Series A Warrants to purchase 193,708 shares of common stock for an aggregate purchase price of $2,130,750, of which $18,000 represents the exchange of stock-based compensation to a consultant that was to be settled in the form of shares of common stock but was actually settled with Series B Preferred Stock and Series A Warrants. As a result of the exchange, the Company recorded approximately $13,000 of stock-based compensation.

In connection with the March 2015 closings of the Series B Private Placement, the placement agents were paid a total cash fee of approximately $147,000 including expense allowances and reimbursements, and were issued an aggregate of 20,668 Series A Warrants. On the grant dates, the fair value of the placement agent warrants amounted to approximately $158,000 and was recorded as a stock issuance cost. Net proceeds amounted to approximately $1,945,000 after deducting offering expenses to be paid in cash, including the placement agent fees and legal fees and other expense.

Accounting for the Series B Preferred Stock

The Company determined the Series B Preferred Stock should be classified as equity as it is not mandatorily redeemable, and there are no unconditional obligations in that (1) the Company must or may settle in a variable number of its equity shares and (2) the monetary value is predominantly (a) fixed, (b) varying with something other than the fair value of the Company’s equity shares or (c) varying inversely in relation to the Company’s equity shares.

Because the Series B Preferred Stock contain certain embedded features that could affect the ultimate settlement of the Series B Preferred Stock, the Company analyzed the instrument for embedded derivatives that require bifurcation. The Company’s analysis began with determining whether the Series B Preferred Stock is more akin to equity or debt.  The Company evaluated the following criteria/features in this determination: redemption, voting rights, collateral requirements, covenant provisions, creditor and liquidation rights, dividends, conversion rights and exchange rights. The Company determined that the preponderance of evidence suggests the Series B Preferred Stock was more akin to equity than to debt when evaluating the economic characteristics and risks of the entire Series B Preferred Stock, including the embedded features. The Company then evaluated the embedded features to determine whether their economic characteristics and risks were clearly and closely related to the economic characteristics and risks of the Series B Preferred Stock. Since the Series B Preferred Stock was determined to be more akin to equity than debt, and the underlying that causes the value of the embedded features to fluctuate would be the value of the Company’s common stock, the embedded features were considered clearly and closely related to the Series B Preferred Stock. As a result, the embedded features would not need to be bifurcated from the Series B Preferred Stock.

Any beneficial conversion features related to the exercise of the Most Favored Nation exchange right or the application of the Mandatory Conversion provision will be recognized upon the occurrence of the contingent events based on its intrinsic value at the commitment date.

Accounting for the Series B Warrants

The Series B Warrants issued in the Series B Private Placement contain an adjustment clause affecting the exercise price of the Series B Warrants, which may be reduced if the Company issues shares of common stock or convertible securities at a price below the then-current exercise price of the Series B Warrants. As a result, we determined that the Series B Warrants were not indexed to the Company’s common stock and therefore should be recorded as a derivative liability, based on their fair value at the time of issuance. The fair value of Series B Warrants will be re-measured at each reporting period, and any resultant changes in fair value will be recorded in the Company’s Consolidated Statement of Operations.

Accounting for the Series A Warrants

The Company concluded the freestanding Series A Warrants did not contain any provision that would require liability classification and therefore should be classified in stockholder’s equity, based on their relative fair value.

Allocation of Proceeds of the 2015 Series B Private Placement

For the year ended February 29, 2016, the proceeds of approximately $2,131,000 from the closings of the Series B Private Placement on March 27, 2015 and March 31, 2015 were allocated to the Series B Preferred Stock and Series A Warrant instruments based on their relative fair values.

The Series B Preferred Stock was valued on an as-if-converted basis based on the underlying common stock.  The Series A Warrants were valued using the Black-Scholes model with the following weighted-average input at the time of issuance: expected term of 5.0 years based on their contractual life, volatility of 125% based on the Company’s historical volatility and risk free rate of 1.4% based on the rate of the 5-years U.S. treasury bill.

After allocation of the proceeds, the effective conversion price of the Series B Preferred Stock was determined to be beneficial and, as a result, the Company recorded a non-cash deemed dividend of approximately $1,067,000 equal to the intrinsic value of the beneficial conversion feature.

Deemed Dividend due to Conversion Price Adjustment.

During the year ended February 28, 2017, as a result of the adjustment of the Series B Conversion Price from $8.25 to $2.00 per share due to the 2016 Unit Private Placement, the Company recorded a non-cash deemed dividend, amounting to approximately $708,000. The expense was measured at the intrinsic value of the beneficial conversion feature for each issuance of Series B Preferred Stock in the Series B Private Placement and was limited to the amount of Series B Preferred Stock allocated proceeds less previously recognized beneficial conversion features.

The Series B Registration Rights Agreement

In connection with the closing of the Series B Private Placement, the Company entered into a registration rights agreement (the “Series B Registration Rights Agreement”) with all the Series B Investors, in which the Company agreed to file a registration statement (the “Registration Statement”) with the Securities and Exchange Commission ("SEC") to register for resale the shares of common stock underlying the Series B Preferred Stock, the Series A Warrants and the Series B Warrants within 30 calendar days of the final closing date of March 31, 2015 (the “Filing Date”), and to have the registration statement declared effective within 120 calendar days of the Filing Date.

If the Registration Statement has not been filed with the SEC on or before the Filing Date, the Company shall, on the business day immediately following the Filing Date, and each 15th day thereafter, make a payment to the Series B Investors as partial liquidated damages for such delay (together, the “Late Registration Payments”) equal to 2.0% of the purchase price paid for the Series B Preferred Stock then owned by the Series B Investors for the initial 15 day period and 1.0% of the purchase price for each subsequent 15 day period until the Registration Statement is filed with the SEC. Late Registration Payments will be prorated on a daily basis during each 15 day period and will be paid to the Series B Investors by wire transfer or check within five business days after the end of each 15 day period following the Filing Date.

The Company filed the Registration Statement on Form S-1 with the SEC on April 10, 2015 and the Registration Statement was declared effective on July 29, 2015. As a result, no penalty was incurred.

Deferred Offering Costs

During the year ended February 29, 2016, the Company incurred approximately $171,000 of incremental costs in connection with a proposed public offering of the Company’s common stock that was aborted due to market conditions. These costs were charged to expense.